UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $       74,421
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                   VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
CAPLEASE INC REIT  0.0   COM            140288101    3,974   983,615.00 SH       SOLE                  983,615      0    0
COWEN GROUP INC-CLASS A  CL A SHS       223622101    2,616 1,010,172.00 SH       SOLE                1,010,172      0    0
CVR ENERGY INC           COM            12662P108    1,665    88,900.00 SH       SOLE                   88,900      0    0
ENERGYSOLUTIONS INC      COM            292756202      320   103,503.00 SH       SOLE                  103,503      0    0
HEALTH NET INC           COM            42222G108    2,610    85,784.00 SH       SOLE                   85,784      0    0
HOLLYFRONTIER CORP       COM            436106108   13,462   575,300.00 SH       SOLE                  575,300      0    0
IMATION CORP             COM            45245A107    2,546   444,297.00 SH       SOLE                  444,297      0    0
INTRALINKS HOLDINGS INC  COM            46118H104    1,355   217,200.00 SH       SOLE                  217,200      0    0
INVACARE CORP            COM            461203101    2,636   172,400.00 SH       SOLE                  172,400      0    0
MEDCATH CORPORATION      COM            58404W109   10,278 1,409,881.00 SH       SOLE                1,409,881      0    0
NORDION INC              COM            65563C105   29,295 3,504,218.00 SH       SOLE                3,504,218      0    0
ONCOTHYREON INC          COM            682324108      236    31,100.00 SH       SOLE                   31,100      0    0
OPENWAVE SYSTEMS INC     COM            683718308      591   374,240.00 SH       SOLE                  374,240      0    0
SUNOCO INC               COM            86764P109      861    21,000.00 SH       SOLE                   21,000      0    0
TALBOTS INC              COM            874161102    1,929   725,300.00 SH       SOLE                  725,300      0    0
TBS INTERNATIONAL PLC-A  CL A SHS       G8657Q104       47   309,294.00 SH       SOLE                  309,294      0    0